Description of business and basis of preparation of the consolidated financial statements - IFRS 16 - Impact on the consolidated financial position (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment	€ 27,119	€ 29,075	€ 28,423	€ 27,693	€ 26,665
Right-of-use assets	6,792	7,009	6,700	6,790
Deferred tax assets	2,893	731	992	1,366
Total non-current assets	82,446	82,639	81,753	74,701
Current prepaid expenses	536	850	730	571	455
Total current assets	21,855	25,094	24,987	21,891
Total assets	104,302	107,733	106,741	96,592
o/w reserves	(2,060)		(1,075)
o/w net income	1,954	4,822	3,004	1,954
o/w translation adjustment	15	(256)	78	15
Equity attributable to owners of the parent company	30,671	34,395	31,725	30,669
o/w reserves	2,357		2,452
o/w net income	204	233	218	204
o/w translation adjustment	237	171	251	237
Non-controlling interests	2,580	2,643	2,687	2,580
Total equity	33,251	37,038	34,412	33,249	33,512
Non-current financial liabilities	26,322	30,089	33,148	26,749
Non-current lease liabilities	5,609	5,875	5,593
Non-current dismantling provision	766	885	812	765
Non-current restructuring provision	118	53	96	230
Deferred tax liabilities	2,156	855	703	631
Total non-current liabilities	39,644	42,401	44,561	33,047
Current financial liabilities	7,103	5,170	3,925	7,270
Current lease liabilities	1,363	1,496	1,339
Trade payables	6,697	6,475	6,682	6,736	€ 6,527
Current restructuring provision	128	64	120	159
Other current liabilities	1,774	2,267	2,095	1,788
Total current liabilities	31,407	28,294	27,767	30,296
Total equity and liabilities	104,302	107,733	106,741	96,592
Replacement value of leased assets for which exemption has been used, maximum			5,000
Gross carrying amount [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment		103,915
Right-of-use assets		9,999
Accumulated depreciation and amortisation [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment		(74,456)
Right-of-use assets		(2,757)
Accumulated impairment [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment		(384)
Right-of-use assets		€ (233)
Previously stated
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment				27,693
Deferred tax assets				1,366
Total non-current assets				74,701
Current prepaid expenses				571
Total current assets				21,891
Total assets				96,592
o/w reserves				(2,062)
o/w net income				1,954
o/w translation adjustment				15
Equity attributable to owners of the parent company				30,669
o/w reserves				2,357
o/w net income				204
o/w translation adjustment				237
Non-controlling interests				2,580
Total equity				33,249
Non-current financial liabilities				26,749
Non-current dismantling provision				765
Non-current restructuring provision				230
Deferred tax liabilities				631
Total non-current liabilities				33,047
Current financial liabilities				7,270
Trade payables				6,736
Current restructuring provision				159
Other current liabilities				1,788
Total current liabilities				30,296
Total equity and liabilities				96,592
Increase (decrease) due to application of IFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment			1,304	(574)
Right-of-use assets			(86)	6,349
Deferred tax assets			(1,902)	1,527
Total non-current assets			(688)	7,303
Current prepaid expenses			195	(36)
Total current assets			3,132	(36)
Total assets			2,444	7,267
o/w reserves			987	2
o/w net income			3,006
o/w translation adjustment			64
Equity attributable to owners of the parent company			1,056	2
o/w reserves			97
o/w net income			220
o/w translation adjustment			14
Non-controlling interests			108
Total equity			1,164	2
Non-current financial liabilities			6,826	(427)
Non-current lease liabilities			(14)	5,239
Non-current dismantling provision			45
Non-current restructuring provision			(23)	(112)
Deferred tax liabilities			(1,453)	1,525
Total non-current liabilities			4,919	6,226
Current financial liabilities			(3,177)	(167)
Current lease liabilities			(24)	1,291
Trade payables			(15)	(39)
Current restructuring provision			(7)	(31)
Other current liabilities			321	(15)
Total current liabilities			(3,640)	1,039
Total equity and liabilities			2,444	€ 7,267
Increase decrease due to application of Ifrs IC decision
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	443		(6)
Deferred tax assets			1
Total non-current assets	443		(5)
Total assets	443		(5)
o/w reserves			(2)
o/w net income			(2)
o/w translation adjustment			0
Equity attributable to owners of the parent company			(2)
o/w reserves			(2)
o/w net income			(2)
o/w translation adjustment			0
Non-controlling interests			(2)
Total equity			(3)
Non-current lease liabilities	369		(2)
Non-current dismantling provision	1		0
Total non-current liabilities	371		(2)
Current lease liabilities	72
Total current liabilities	72
Total equity and liabilities	€ 443		€ (5)